REVENUE RECOGNITION (Tables)	3 Months Ended
Mar. 31, 2016
Revenue Recognition [Abstract]
Sales Reserves And Allowances Current [TextBlock]
Sales reserves and allowances consisted of the following:
	March 31,	December 31,
	2016	2015

	U.S. $ in millions
Rebates	$3,194	$3,382
Medicaid	1,402	1,319
Chargebacks	1,023	1,091
Returns	608	598
Other	216	211
	$6,443	$6,601